Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2017	Dec. 30, 2016	Dec. 25, 2015
Statement of Financial Position [Abstract]
Preferred shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, authorized	20,000,000	20,000,000	150,000,000
Preferred shares, Issued	0	0	17,722,808
Preferred shares, outstanding	0	0	17,722,808
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized	200,000,000	200,000,000	250,000,000
Ordinary shares, issued	24,770,889	23,857,381	65,409
Ordinary shares, outstanding	24,770,889	23,857,381	65,409